Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2013
Summary of Investments Other Than Investments in Related Parties

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE I—SUMMARY OF INVESTMENTS

OTHER THAN INVESTMENTS IN RELATED PARTIES

DECEMBER 31, 2013

($ in thousands)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$237,510	$294,831	$294,831
States, municipalities and political subdivisions	677,780	725,984	725,984
Foreign governments	320,327	381,616	381,616
Public utilities	818,055	886,685	886,685
Convertibles and bonds with warrants attached	—	—	—
All other corporate bonds	2,754,658	2,878,904	2,878,904
Residential mortgage-backed securities	154,242	159,919	159,919
Commercial mortgage-backed securities	166,927	175,980	175,980
Asset-backed securities	87,176	88,507	88,507
Redeemable preferred stocks	9,026	10,312	10,312

Total fixed maturities	5,225,701	$5,602,738	5,602,738

Equity securities:
Common stocks:
Banks, trusts and insurance companies	1,392	$1,438	1,438
Industrial, miscellaneous and all other	162,257	201,184	201,184

Total equity securities		202,622

Mortgage loans on real estate (none acquired in satisfaction of debt)	514,489	$534,241	514,489

Policy loans	40,511		40,511
Derivative instruments	1,076	$1,076	1,076

Limited partnership interests	116,480		116,480
Other long-term investments	—		—
Short-term investments	98,553	$98,553	98,553

Total investments	$6,160,459		$6,576,469